Financial instruments (Tables)	12 Months Ended
Mar. 31, 2015
Investments, All Other Investments [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis:

March 31, 2015

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$27,873	$—	$—	$27,873
Derivative instruments	—	639	—	639

Total assets	$27,873	$639	$—	$28,512

Liabilities
Derivative instruments	$—	$927	$—	$927

Total liabilities	$—	$927	$—	$927

March 31, 2014

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$26,712	$—	$—	$26,712
Derivative instruments	—	197	—	197

Total assets	$26,712	$197	$—	$26,909

Liabilities
Derivative instruments	$—	$2,492	$—	$2,492

Total liabilities	$—	$2,492	$—	$2,492

Schedule of Fair Value of Derivative Contracts

(a) Fair value of derivative contracts

March 31, 2015
	Fair value		Contract expiry	Rates	Notional amounts of quantity
Foreign exchange forward derivative contracts	$(607 639 (320	) )	Apr 2015 to Nov 2015 Apr 2015 to Dec 2015 Apr 2015 to Nov 2015	1.1294 - 1.2152 1.4010 - 1.4938 1.7906 - 1.8354	USD 7,000 EUR 20,000 GBP 5,500

$(288)

March 31, 2014
	Fair value		Contract expiry	Rates	Notional amounts of quantity
Foreign exchange forward derivative contracts	$(430 (694 (928	) ) )	Apr 2014 to Nov 2014 Apr 2014 to Feb 2015 Apr 2014 to Feb 2015	1.0367 - 1.0946 1.3624 - 1.5652 1.5979 - 1.8645	USD 14,000 EUR 16,500 GBP 10,500

$(2,052)

Interest rate derivative contracts	$(242)		Aug 2014	0.785% - 0.850%	83% of the outstanding principal on the Term loan over the contract term

Schedule of Carrying Value and Fair Value of Long Term Debt

The carrying value and fair value of the Company’s long-term debt are as follows:

	March 31, 2015		March 31, 2014
	Carrying amount	Fair value	Carrying amount	Fair value
Variable-rate long-term debt, excluding debt discount	$110,938	$111,424	$120,313	$122,747